Intangible Assets (Including Goodwill) (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2017	457	28	21	18	9	3	79
Additions	—	—	—	—	6	—	6
Amortization expense	—	(1)	(9)	(1)	—	(1)	(12)
Transfer during the period	—	1	7	—	(6)	—	2
Effects of changes in foreign exchange rates	(54)	(4)	(1)	(2)	—	—	(7)

Net balance at December 31, 2017	403	24	18	15	9	2	68

Cost	403	81	55	38	9	3	186
Less accumulated amortization and impairment	—	(57)	(37)	(23)	—	(1)	(118)

Net balance at December 31, 2017	403	24	18	15	9	2	68

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2016	443	28	23	18	7	2	78
Additions	—	—	1	—	4	—	5
Amortization expense	—	(1)	(9)	(1)	—	—	(11)
Transfer during the period	—	—	2	—	(2)	—	—
Effects of changes in foreign exchange rates	14	1	4	1	—	1	7

Net balance at December 31, 2016	457	28	21	18	9	3	79

Cost	457	91	52	43	9	3	198
Less accumulated amortization and impairment	—	(63)	(31)	(25)	—	—	(119)

Net balance at December 31, 2016	457	28	21	18	9	3	79